NOTE 1 – Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization

Organization

SecureTech Innovations, Inc. (“Company” or “SecureTech”) was incorporated under the laws of the State of Wyoming on March 2, 2017, under the name SecureTech, Inc. The Company amended its Articles of Incorporation on December 20, 2017, to change its name to SecureTech Innovations, Inc.

SecureTech is an emerging growth company focused on developing and marketing personal and automobile security and safety devices and technologies. Through a licensed patent, SecureTech has created its initial product, Top Kontrol. Top Kontrol is unlike any other product on the market – it prioritizes the driver and passengers’ safety. Not only does Top Kontrol protect your vehicle from unattended theft like other car alarms, but it is the only anti-theft and personal safety device able to thwart an active carjacking attempt without any action by the driver.

Through its advanced design and use of a licensed patent, Top Kontrol can tell the difference between an authorized driver and an unauthorized thief or carjacker using strategically placed sensors in the automobile and a unique FOB device hidden on the authorized driver’s person. Regardless of whether someone tries to steal your vehicle while it is innocently idling unattended in the parking lot or take it by force at gunpoint, Top Kontrol will only allow the unauthorized driver to drive for 15-20 seconds before automatically turning the engine off and preventing any attempt to restart the engine. This prevents the thief from stealing your car and/or allows the driver sufficient time to run to safety after being threatened at gunpoint. SecureTech is not aware of any other product on the market that solves the growing carjacking crisis as does Top Kontrol.

Because Top Kontrol is wired into the automobile’s ignition and lighting systems, it must be installed and serviced by a Top Kontrol Certified Technician.

Organization

SecureTech Innovations, Inc. (“Company” or “SecureTech”) was incorporated under the laws of the State of Wyoming on March 2, 2017, under the name SecureTech, Inc. The Company amended its Articles of Incorporation on December 20, 2017, to change its name to SecureTech Innovations, Inc.

SecureTech is an emerging growth company focused on developing and marketing personal and automobile security and safety devices and technologies. Through a licensed patent, SecureTech has created its initial product, Top Kontrol. Top Kontrol is unlike any other product on the market – it prioritizes the driver and passengers' safety. Not only does Top Kontrol protect your vehicle from unattended theft like other car alarms, but it is the only anti-theft and personal safety device able to thwart an active carjacking attempt without any action by the driver.

Through its advanced design and use of a licensed patent, Top Kontrol can tell the difference between an authorized driver and an unauthorized thief or carjacker using strategically placed sensors in the automobile and a unique FOB device hidden on the authorized driver’s person. Regardless of whether someone tries to steal your vehicle while it is innocently idling unattended in the parking lot or take it by force at gunpoint, Top Kontrol will only allow the unauthorized driver to drive for 15-20 seconds before automatically turning the engine off and preventing any attempt to restart the engine. This prevents the thief from stealing your car and/or allows the driver sufficient time to run to safety after being threatened at gunpoint. SecureTech is not aware of any other product on the market that solves the carjacking problem in the manner of Top Kontrol.

Because Top Kontrol is wired into the automobile’s ignition and lighting systems, it must be installed and serviced by a Top Kontrol Certified Technician.

Impact of the COVID-19 (Coronavirus) Pandemic

Impact of the COVID-19 (Coronavirus) Pandemic

In December 2019, a novel strain of coronavirus, which causes the disease known as COVID-19, was reported to have surfaced in Wuhan, China. Since then, COVID-19 coronavirus has spread globally. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, and the U.S. government-imposed travel restrictions on travel between the United States, Europe, and many other countries worldwide. The COVID-19 pandemic has significantly negatively affected the global economy, seriously disrupted global supply chains, and created a significant disruption of the financial and retail markets, including a substantial disruption and dampening in consumer demand for the automotive industry, including specialty equipment manufacturers such as ourselves.

Because we began manufacturing and selling Top Kontrol during the fiscal year ended December 31, 2020, we cannot determine, compare, or estimate with any degree of accuracy to what extent the pandemic may be hindering our sales efforts.

While we believe this pandemic has had, and continues to have, a material impact on our business growth and launching Top Kontrol, we do not have enough operating history to accurately evaluate or quantify the extent this pandemic may have impacted the following areas of our business:

•	Raw material and component supply chains
•	Product sales
•	Training and educating prospective Top Kontrol Certified Technicians
•	Marketing and advertising efficiencies

In addition to the preceding, we believe that sales continue to be negatively impacted by the ongoing COVID-19 pandemic. We have encountered numerous delays in establishing a group training and certification program to educate and authorize automobile technicians to install and repair our Top Kontrol product safely and professionally.

Having a limited number of Top Kontrol Certified Technicians available to install Top Kontrol significantly restricts the number of customer installations being performed, which subsequently influences retail customers to delay purchases until they can have it readily installed in their vehicle.

Because we did not commence marketing and selling Top Kontrol before this pandemic, we have no historical perspective to quantify or speculate on the extent COVID-19 is having on our sales and overall financial condition.

Uncertainties regarding the economic impact of COVID-19 are likely to result in sustained market turmoil while businesses remain shuttered (or operating at diminished capacity). Many prospective customers remain home under government “lockdown” mandates, guidelines, and a general fear of leaving the safety of their homes, which may also negatively impact our business, financial condition, and cash flows for an unknown length of time.

Uncertainties regarding the economic impact of COVID-19 are likely to result in sustained market turmoil while businesses remain shuttered (or operating at diminished capacity). Many prospective customers remain home under government “lockdown” mandates, guidelines, and a general fear of leaving the safety of their homes, which may also negatively impact our business, financial condition, and cash flows for an unknown length of time.

Impact of the COVID-19 (Coronavirus) Pandemic

In December 2019, a novel strain of coronavirus, which causes the disease known as COVID-19, was reported to have surfaced in Wuhan, China. Since then, COVID-19 coronavirus has spread globally. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic and the U.S. government-imposed travel restrictions on travel between the United States, Europe, and many other countries worldwide. The COVID-19 pandemic has significantly negatively affected the global economy, significantly disrupted global supply chains, and created a significant disruption of the financial and retail markets, including a substantial disruption and dampening in consumer demand for the automotive industry, including specialty equipment manufacturers such as ourselves.

Because we began manufacturing and selling Top Kontrol during the fiscal year ended December 31, 2020, we cannot determine, compare, or estimate with any degree of accuracy to what extent the pandemic may be hindering our sales efforts. While we believe this pandemic has had a material impact on our business growth and launching Top Kontrol, we do not have enough operating history to accurately evaluate or quantify the extent this pandemic may have impacted the following areas of our business:

•	Raw material and component supply chains
•	Product sales
•	Training and educating prospective Top Kontrol Certified Technicians
•	Marketing and advertising efficiencies

In addition to the preceding, we believe that sales for the fiscal year ended December 31, 2020 were negatively impacted by the continuing COVID-19 pandemic. In particular, we have encountered numerous delays in establishing a group training and certification program necessary to educate and authorize automobile technicians to safely and properly install and repair our Top Kontrol product. It is simply not safe for groups of people to gather within the confines of small interior areas, which are typical of most automobile repair bays where we would typically perform this type of hands-on training.

Having a limited number of Top Kontrol Certified Technicians available to install Top Kontrol is significantly restricting the number of customer installations being performed, which is subsequently influencing retail customers to delay purchases until they can have it readily installed in their vehicle.

However, because we did not commence marketing and selling Top Kontrol before this pandemic, we have no historical perspective to quantify or speculate on the extent COVID-19 is having on our sales and overall financial condition.

Uncertainties regarding the economic impact of COVID-19 are likely to result in sustained market turmoil while businesses remain shuttered (or operating at diminished capacity). Many prospective customers remain home under government “lockdown” mandates, guidelines, and a general fear of leaving the safety of their homes, which may also negatively impact our business, financial condition, and cash flows for an unknown length of time.

Uncertainties regarding the economic impact of COVID-19 are likely to result in sustained market turmoil while businesses remain shuttered (or operating at diminished capacity). Many prospective customers remain home under government “lockdown” mandates, guidelines, and a general fear of leaving the safety of their homes, which may also negatively impact our business, financial condition, and cash flows for an unknown length of time.

Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) for financial information and in accordance with the Securities and Exchange Commission’s (“SEC”) Regulation S-X. They reflect all adjustments which are, in the opinion of the Company’s Management, necessary for a fair presentation of the financial position and operating results as of and for the fiscal period ended June 30, 2021.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) for financial information and in accordance with the Securities and Exchange Commission’s (“SEC”) Regulation S-X. They reflect all adjustments which are, in the opinion of the Company’s management, necessary for a fair presentation of the financial position and operating results as of and for the fiscal periods ended December 31, 2020 and 2019.

Use of Estimates

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment. Actual results may vary from these estimates.

The worldwide spread of COVID-19 has resulted in a global slowdown of economic activity, which is likely to decrease demand for a broad variety of goods and services while also disrupting supply chains, sales channels, marketing activities, and general business operations for an unknown period of time until the disease is contained at local, regional, and worldwide levels. At this point, the extent to which COVID-19 may impact our financial condition or results of operations is uncertain. As of the date of issuance of these financial statements, we are not aware of any specific event or circumstance that would require us to update our estimates, judgments, or adjust the carrying value of our assets or liabilities. These estimates may change as new events occur and additional information is obtained and is recognized in the financial statements as soon as they become known. Actual results could differ from those estimates, and any such differences may be material to our financial statements.

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment. Actual results may vary from these estimates.

The worldwide spread of COVID-19 has resulted in a global slowdown of economic activity, which is likely to decrease demand for a broad variety of goods and services while also disrupting supply chains, sales channels, marketing activities, and general business operations for an unknown period of time until the disease is contained at local, regional, and worldwide levels. At this point, the extent to which COVID-19 may impact our financial condition or results of operations is uncertain. As of the date of issuance of these financial statements, we are not aware of any specific event or circumstance that would require us to update our estimates, judgments, or adjust the carrying value of our assets or liabilities. These estimates may change as new events occur and additional information is obtained and is recognized in the financial statements as soon as they become known. Actual results could differ from those estimates, and any such differences may be material to our financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. As of June 30, 2021, the Company had no cash equivalents.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. As of December 31, 2020 and 2019, the Company had no cash equivalents.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements” and ASC 825, Financial Instruments, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. It prioritizes the inputs into three levels that may be used to measure fair value:

Level	Description

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2

Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements” and ASC 825, Financial Instruments, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. It prioritizes the inputs into three levels that may be used to measure fair value:

Level	Description

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2

Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Inventory and Cost of Sales

Inventory and Cost of Sales

Inventories are stated at the lower of cost or realizable value, using the weighted average cost method. When an impairment indicator suggests that the carrying amounts of inventories might not be recoverable, the Company reviews such carrying amounts and estimates the net realizable value based on the most reliable evidence available at that time. An impairment loss is recorded if the net realizable value is less than the carrying value. Impairment indicators considered for these purposes are, among others, obsolescence, decrease in market prices, damage, and a firm commitment to sell.

Inventory and Cost of Sales

Inventories are stated at the lower of cost or realizable value, using the weighted average cost method. When an impairment indicator suggests that the carrying amounts of inventories might not be recoverable, the Company reviews such carrying amounts and estimates the net realizable value based on the most reliable evidence available at that time. An impairment loss is recorded if the net realizable value is less than the carrying value. Impairment indicators considered for these purposes are, among others, obsolescence, decrease in market prices, damage, and a firm commitment to sell.

Net Loss per Share Calculation

Net Loss per Share Calculation

Basic net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per shares is calculated similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. SecureTech excludes all potentially dilutive securities from its diluted net loss per share computation since their effect would be anti-dilutive because SecureTech recorded a loss for the six months ended June 30, 2021.

Net Loss per Share Calculation

Basic net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per shares is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. SecureTech excludes all potentially dilutive securities from its diluted net loss per share computation since their effect would be anti-dilutive because SecureTech recorded a loss for the fiscal years ended December 31, 2020 and 2019.

Revenue Recognition

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC 606 — Revenue from Contracts with Customers.

The Company’s primary source of revenue is from the sale of our Top Kontrol product. We began selling Top Kontrol in late April 2020.

Top Kontrol requires installation by a Certified Top Kontrol Technician. To become a Certified Top Kontrol Technician, an automotive technician must complete a one-day hands-on course hosted by the Company. Failure to have Top Kontrol installed by a Certified Top Kontrol Technician voids the product’s limited liability warranty.

Because of this professional installation requirement, the Company sells its products to and through Authorized Dealers and Certified Top Kontrol Technicians. In the instances where the Company sells directly to the end-user, product installation must be performed by authorized Company personnel.

Revenue is recognized when performance obligations under the terms of a contract with our customers are satisfied. Revenue is recorded net of marketing allowances, volume discounts, and other forms of variable consideration. Generally, this occurs with the transfer of control of our product to the customer and payment has been received. The Company does not offer terms or credit to any of its customers.

Revenue Recognition; ASC 606 Five-Step Model

Under ASC 606, the Company recognizes revenue from the sale of service contracts by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied.

Revenue Recognition; General Right of Return

Customers are allowed to return goods that are defective (warranty returns). In some instances, customers may be allowed to return a limited number of units for periodic stock adjustment returns. Such stock adjustment returns would be limited to no more than 5% of their total units sold.

As is standard in the industry, we only will accept returns from active customers. If a customer ceases doing business with us, we have no further obligation to accept additional product returns from that customer.

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC 606 — Revenue from Contracts with Customers.

The Company’s primary source of revenue is from the sale of our Top Kontrol product. We began selling Top Kontrol in late April 2020.

Top Kontrol requires installation by a Certified Top Kontrol Technician. To become a Certified Top Kontrol Technician, an automotive technician must complete a one-day hands-on course hosted by the Company. Failure to have Top Kontrol installed by a Certified Top Kontrol Technician voids the product’s limited liability warranty.

Because of this professional installation requirement, the Company sells its products to and through Authorized Dealers and Certified Top Kontrol Technicians. In the instances where the Company sells directly to the end-user, product installation must be performed by authorized Company personnel.

Revenue is recognized when performance obligations under the terms of a contract with our customers are satisfied. Revenue is recorded net of marketing allowances, volume discounts, and other forms of variable consideration. Generally, this occurs with the transfer of control of our product to the customer and payment has been received. The Company does not offer terms or credit to any of its customers.

Revenue Recognition; ASC 606 Five-Step Model

Under ASC 606, the Company recognizes revenue from the sale of service contracts by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied.

Revenue Recognition; General Right of Return

Customers are allowed to return goods that are defective (warranty returns). In some instances, customers may be allowed to return a limited number of units for periodic stock adjustment returns. Such stock adjustment returns would be limited to no more than 5% of their total units sold.

As is standard in the industry, we only will accept returns from active customers. If a customer ceases doing business with us, we have no further obligation to accept additional product returns from that customer.

Revenue Recognition; Concentration

As of December 31, 2020, the Company had three customers that each comprised in excess of 10% of the Company’s overall revenue. In aggregate, these three customers represented 37.7% of the Company’s revenue for the fiscal year ended December 31, 2020.

Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740, Income Taxes. Under FASB ASC 740-10-25, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about its ability to realize the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740, Income Taxes. Under FASB ASC 740-10-25, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about its ability to realize the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

Fiscal Year	Fiscal Year The Company elected December 31st for its fiscal year-end.	Fiscal Year The Company elected December 31st for its fiscal year-end.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company’s financial position, results of operations or cash flows.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The unaudited condensed interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of Management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

The balance sheet as of December 31, 2020, has been derived from audited financial statements.

Operating results for the six months ended June 30, 2021, are not necessarily indicative of results that may be expected for the year ending December 31, 2021. These condensed financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2020, filed with the Company’s Annual Report on Form 10-K with the Securities and Exchange Commission on March 18, 2021.